CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 17,927	$ 11,161
Federal funds sold	16,500	17,100
Interest -bearing due from banks	38,594	4,238
Total Cash and cash equivalents	73,021	32,499
Securities
Available-for-sale (amortized cost $313,252 and $237,496, respectively)	318,166	236,180
Held-to-maturity (fair market value $37,275 and $40,778, respectively)	35,214	39,975
Total Securities	353,380	276,155
Loans, net of deferred fees	517,802	559,179
Allowance for loan and lease losses	(9,200)	(9,420)
Net loans	508,602	549,759
Bank premises and equipment, at cost less allowance for depreciation	24,324	22,842
Accrued interest receivable	4,095	4,044
Goodwill and other intangibles	9,018	9,036
Other assets	45,009	47,374
TOTAL ASSETS	1,017,449	941,709
Deposits
Noninterest bearing demand deposits	144,003	123,541
Interest-bearing (including certificates of deposits over $100: 2011 - $108,922; 2010 - $107,425	712,427	668,285
Total deposits	856,430	791,826
Federal funds purchased and securities sold under agreements to repurchase	16,347	5,813
Short-term borrowings		372
Accounts payable and accrued liabilities	16,265	13,376
Federal Home Loan Bank Advances	17,100	24,100
TOTAL LIABILITIES	906,142	835,487
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 5,330,000 and 5,430,000 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	53,300	54,300
Retained earnings	54,890	52,636
Accumulated other comprehensive income	3,022	(809)
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST -PREFERRED STOCK OF SUBSIDIARY	111,212	106,127
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	111,307	106,222
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,017,449	$ 941,709